SHARE-BASED COMPENSATION (Awards) (Details) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2018 shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 ₪ / shares	Dec. 31, 2014 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted		9,842	9,856	162,567
Options outstanding		252,695	207,769	230,958		108,293
January 15 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Increase in shares available for grant				80,646
April 6 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period				2 years
Increase in shares available for grant				143,212
October 20 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period				2 years
June 22 [Member] | Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted		11,302
Compensation cost not yet recognized | $		$ 255
Vesting period		4 years
Vesting percentage		25.00%
Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period				10 years
Fair value of options on grant date | $ / shares		$ 12.48	$ 18.60	$ 27.12
Compensation cost not yet recognized | $		$ 633	$ 766
Period for recognizing compensation cost		4 years
Intrinsic value of options exercised | $				$ 1,500
Options outstanding		208,206
Options [Member] | October 20 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted				3,201
Exercise price | $ / shares				$ 33.48
Compensation cost not yet recognized | $				$ 58
Vesting period				4 years
Vesting percentage				25.00%
Options [Member] | February 24 (2) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted				25,205
Exercise price | $ / shares				$ 60.72
Compensation cost not yet recognized | $				$ 826
Vesting period				3 years
Options [Member] | March 15 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted				5,041
Exercise price | $ / shares				$ 60.96
Compensation cost not yet recognized | $				$ 164
Vesting period				3 years
Options [Member] | March 15 [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted				38,595
Exercise price | $ / shares				$ 54.84
Vesting period				4 years
Vesting percentage				25.00%
Options [Member] | May 19 [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted				5,041
Exercise price | $ / shares				$ 54.84
Vesting period				3 years
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs | $				$ 1,300
Options [Member] | June 1 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted				4,033
Exercise price | $ / shares				$ 60.72
Compensation cost not yet recognized | $				$ 136
Vesting period				3 years
Options [Member] | June 3 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted				15,763
Exercise price | $ / shares				$ 52.20
Compensation cost not yet recognized | $				$ 491
Options [Member] | August 13 (1) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted				27,064
Exercise price | $ / shares				$ 44.16
Compensation cost not yet recognized | $				$ 586
Vesting period				4 years
Vesting percentage				25.00%
Options [Member] | August 13 (2) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted				35,417
Exercise price | $ / shares				$ 44.16
Compensation cost not yet recognized | $				$ 700
Vesting period				4 years
Options [Member] | February 29 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted			1,642
Exercise price | $ / shares			$ 28.44
Compensation cost not yet recognized | $			$ 40
Vesting period			4 years
Vesting percentage			25.00%
Options [Member] | May 4 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted			7,608
Exercise price | $ / shares			$ 34.68
Compensation cost not yet recognized | $			$ 132
Vesting period			4 years
Vesting percentage			25.00%
Options [Member] | August 4 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted			404
Exercise price | $ / shares			$ 15.36
Compensation cost not yet recognized | $			$ 8
Vesting period			4 years
Vesting percentage			25.00%
Options [Member] | October 31 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted			202
Exercise price | $ / shares			$ 23.64
Compensation cost not yet recognized | $			$ 3
Vesting period			4 years
Vesting percentage			25.00%
Options [Member] | February 27 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted		1,964
Exercise price | $ / shares		$ 27.96
Compensation cost not yet recognized | $		$ 28
Vesting period		4 years
Vesting percentage		25.00%
Options [Member] | May 9 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted		1,580
Exercise price | $ / shares		$ 25.86
Compensation cost not yet recognized | $		$ 20
Vesting period		4 years
Vesting percentage		25.00%
Options [Member] | June 22 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted		5,041
Exercise price | $ / shares		$ 22.32
Compensation cost not yet recognized | $		$ 64
Vesting period		3 years
Options [Member] | August 3 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted		404
Exercise price | $ / shares		$ 22.36
Compensation cost not yet recognized | $		$ 5
Vesting period		4 years
Vesting percentage		25.00%
Options [Member] | November 2 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted		853
Exercise price | $ / shares		$ 20.76
Compensation cost not yet recognized | $		$ 7
Vesting period		4 years
Vesting percentage		25.00%
RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options on grant date | $ / shares		$ 22.32
RSUs [Member] | February 27 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted		7,457
Compensation cost not yet recognized | $		$ 197
Vesting period		4 years
Vesting percentage		25.00%
RSUs [Member] | June 22 [Member] | Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted		6,146
Compensation cost not yet recognized | $		$ 138
Vesting period		4 years
Vesting percentage		25.00%
RSUs [Member] | August 3 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted		24,951
Compensation cost not yet recognized | $		$ 551
RSUs [Member] | August 3 [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		15.00%
RSUs [Member] | August 3 [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		22.50%
RSUs [Member] | August 3 [Member] | Share-based Compensation Award, Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		40.00%
Warrant Awards [Member] | April 6 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants granted				5,837
Exercise price | $ / shares				$ 60.72
Warrant Awards [Member] | October 20 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants granted				1,430
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs | $				$ 125
Warrant Awards [Member] | October 20 [Member] | ILS [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | ₪ / shares					₪ 2.40
Subsequent Event [Member] | Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options expiring during period	61,009
Subsequent Event [Member] | RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU's expiring during period	11,302